Restatement of Statement of Cash Flows (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Restatement of Statement of Cash Flows (Details) [Line Items]
Net cash decrease in operating activities	$ 848,531
Net cash in operating activities	(1,820,310)	$ (3,419,082)	$ (5,284,498)	$ (6,484,287)
Net cash decrease in financing activities	848,531
Net cash in financing activities	2,170,000	$ 533,832	$ 2,691,678	$ 8,679,838
Maximum [Member]
Restatement of Statement of Cash Flows (Details) [Line Items]
Net cash in operating activities	2,668,841
Net cash in financing activities	3,018,531
Minimum [Member]
Restatement of Statement of Cash Flows (Details) [Line Items]
Net cash in operating activities	1,820,310
Net cash in financing activities	$ 2,170,000